Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	Years Ended March 31,
	2019	2018	2017

Current income tax expense	$259,955	$445,954	$395,049
Deferred income tax expense	(7,723)	(5,851)
Total income tax expense	$252,232	$440,103	$395,049

Schedule of income from operations before income taxes

	Years Ended March 31,
	2019	2018	2017

Income before income taxes	$1,791,459	$1,627,684	$1,580,195

Income tax expense at the PRC statutory rate	268,719	406,921	395,049
Non-deductible expenses	20,334	39,033
Deductible research and development expenses	(29,098)
Deferred tax expense	(7,723)	(5,851)
	$252,232	$440,103	$395,049

Schedule of deferred income tax assets and liabilities
	Years ended March 31,
	2019	2018

Impairment provision for inventory	$3,466	$6,174
Allowance for doubtful account	10,038
	$13,504	$6,174